Capital management - Disclosure of capital management (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Debt:
Borrowings	$ 0	$ 2,278,774	$ 53,251
Lease obligations	429,523	275,621
Equity:
Share capital	33,379,110	19,496,640	$ 17,215,068	$ 9,374,563
Warrants	1,042,657	1,959,796
Contributed surplus	4,769,115	3,551,330
Accumulated other comprehensive loss	(39,663)	(101,418)
Accumulated deficit	(35,215,599)	(25,909,239)
Total Capital	$ 4,365,143	$ 1,551,504